Commitments and Contingencies Purchase Obligations (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Purchase Obligations [Abstract]
2017	$ 17,529
2018	9,305
2019	2,500
2020	45
2021	45
Thereafter	0
Total purchase obligations	$ 29,424